Financial liabilities at amortized cost - borrowings and financing (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 1,136,344	$ 585,568	$ 147,243
New borrowings	1,309,890	469,501	581,142
Payments – principal	(580,642)	(46,501)	(159,983)
Payments – interest	(87,188)	(81,614)	(30,756)
Interest accrued	183,534	100,550	31,074
Transaction costs	(1,045)
Effect of changes in exchange rates (OCI)	(230,536)	108,840	12,119
Balance at end of the year	1,730,357	1,136,344	585,568
Addition due to business combination			4,729
Margin Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year
New borrowings	200,000
Payments – principal
Payments – interest
Interest accrued	1,493
Transaction costs
Effect of changes in exchange rates (OCI)
Balance at end of the year	201,493
Term Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	98,775	118,194	136,843
New borrowings			121,142
Payments – principal	(90,675)	(35,702)	(146,078)
Payments – interest	(7,221)	(13,341)	(8,301)
Interest accrued	3,364	13,615	8,340
Transaction costs
Effect of changes in exchange rates (OCI)	(4,243)	16,009	6,248
Balance at end of the year		98,775	118,194
Addition due to business combination
Syndicated Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	821,501	467,374
New borrowings	52,378	270,810	460,000
Payments – principal	(489,967)	(10,799)
Payments – interest	(79,967)	(68,273)	(19,998)
Interest accrued	81,373	75,527	22,534
Transaction costs	(676)
Effect of changes in exchange rates (OCI)	(34,381)	86,862	4,838
Balance at end of the year	350,261	821,501	467,374
Addition due to business combination
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	216,068
New borrowings	1,057,512	198,691
Payments – principal
Payments – interest
Interest accrued	97,304	11,408
Transaction costs	(369)
Effect of changes in exchange rates (OCI)	(191,912)	5,969
Balance at end of the year	$ 1,178,603	216,068
Bill Of Exchange [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year			10,400
New borrowings
Payments – principal			(9,447)
Payments – interest			(1,889)
Interest accrued			42
Effect of changes in exchange rates (OCI)			894
Balance at end of the year
Addition due to business combination
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year
New borrowings
Payments – principal			(4,458)
Payments – interest			(568)
Interest accrued			158
Effect of changes in exchange rates (OCI)			139
Balance at end of the year
Addition due to business combination			$ 4,729